[LOGO OF PUTNAM INVESTMENTS]










                                                                Lincoln National
                                                                    Global Asset
                                                           Allocation Fund, Inc.
                                                                   Annual Report
                                                               December 31, 2000

Lincoln National Global Asset Allocation Fund, Inc.

Index

            Commentary

            Statement of Net Assets

            Statement of Operations

            Statements of Changes in Net Assets

            Financial Highlights

            Notes to Financial Statements

            Report of Ernst & Young LLP, Independent Auditors

Lincoln National
Global Asset Allocation Fund, Inc.

Managed by: [LOGO OF PUTNAM INVESTMENTS]


The Fund had a return of -5.4% for the year ended December 31, 2000, while its customized benchmark (50% S&P 500 Index; 30% Lehman Brothers Aggregate Bond Index; 10% Morgan Stanley EAFE Index; 10% Salomon Brothers World Government Bond, non-US Index*) returned -2.9% for the same period.

After maintaining notable momentum in the first half of 2000, the U.S. economy stalled in the second half under the cumulative impact of six interest-rate hikes by the Fed. Equity markets weakened worldwide amid declines in technology and telecommunications expenditures, rising energy prices, and subdued consumption. The euro plunged against the dollar before rebounding sharply at year-end. Japan teetered on the brink of recession.

U.S. value stocks strengthened as growth equities tumbled. The S&P 500 Index fell 9.2% for the year; the Nasdaq Composite plummeted 39.3%. Asian equities also declined sharply; European equity markets also fell, but less steeply.

In contrast to equities, global bond markets rallied as investors sought less-volatile assets and slowing economic growth raised expectations of monetary easing.

The underperformance of the Fund compared to its benchmark was due primarily to lagging U.S. large-cap growth equity and fixed-income components and an overweighting of the then-weak euro in the year's first half. Our quantitative forecast models have become positive on U.S. equities, based on significantly improved valuations. Therefore, we are establishing an overweight position in U.S. equities.

William Landes, Ph.D


[CHART APPEARS HERE]


This chart illustrates, hypothetically, that $10,000 was invested in the Global Asset Allocation Fund on 1/1/91. As the chart shows, byDecember 31, 2000, the value of the investment at net asset value, with any dividends and capital gains reinvested, wo uld have grown to $29,550. For comparison, look at how the Indices did over the same period. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                                           Ended
on investments                                                  12/31/00
------------------------------------------------------------------------
One Year                                                         -5.44%
Five Years                                                      +10.44%
Ten Years                                                       +11.44%

* MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australia and the Far East. Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. Salomon Brothers World Government Bond Index - A measurement of government bonds in ten global markets. Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index, and the Asset-Backed Securities Index. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                         Global Asset Allocation Fund 1

Lincoln National
Global Asset Allocation Fund, Inc.

Statement of Net Assets
December 31, 2000

Investments:
                                                               Par                   Market
Long-Term Debt Investments:                                    Amount                Value
-------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations: 12.5%
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation (Gold)
  8.50% 7/1/28                                                 $  311,502            $  324,060
Federal National Mortgage Association
  5.50% 8/15/14                                                   299,669               291,147
  6.00% 5/15/08                                                 1,665,000             1,673,728
  6.00% 3/1/14                                                    718,927               716,456
  6.00% 8/1/14                                                    788,336               779,221
  6.00% 11/1/14                                                    54,391                53,762
  6.50% 3/1/29                                                     53,866                53,209
  6.50% 4/1/29                                                    388,040               383,674
  6.50% 7/1/29                                                    377,239               372,759
  6.50% 8/1/29                                                    316,405               312,648
  6.50% 1/1/30                                                  3,600,000             3,550,500
  6.50% 12/1/30                                                   535,032               527,842
  7.00% 10/1/15                                                   803,902               812,694
  7.00% 11/1/15                                                    72,356                73,148
  7.50% 7/1/07                                                    153,881               157,632
  7.50% 8/1/14                                                    939,253               960,680
  7.50% 4/1/15                                                  3,208,307             3,275,481
  7.50% 5/1/15                                                     67,455                68,867
  7.50% 5/1/15                                                    327,773               334,636
  7.50% 6/1/15                                                    329,961               336,870
  7.50% 8/1/15                                                    326,915               333,760
  7.50% 8/1/15                                                    329,108               335,998
  7.50% 8/1/15                                                    318,971               325,649
  7.50% 9/1/15                                                    325,864               332,687
  7.50% 9/1/15                                                    323,801               330,581
  7.50% 9/1/15                                                    323,635               330,411
  7.50% 9/1/15                                                    324,497               331,291
  7.50% 9/1/15                                                    331,277               338,213
  7.50% 9/1/30                                                  2,679,863             2,718,386
  8.00% 4/1/25                                                    775,985               801,932
  8.00% 3/1/26                                                     33,873                34,804
  8.00% 8/1/26                                                    595,732               613,418
Government National Mortgage Association
  6.50% 3/15/28                                                   308,367               305,476
  7.00% 4/15/26                                                   182,709               184,365
  7.00% 10/15/26                                                  179,665               180,675
  7.00% 12/15/27                                                  101,655               102,545
  7.00% 4/15/28                                                   889,075               894,076
  7.00% 6/15/27                                                   139,781               140,567
  7.50% 1/15/23                                                   103,418               106,198
  7.50% 8/15/23                                                   420,114               431,274
  7.50% 8/15/23                                                    59,735                61,340
  7.50% 9/15/23                                                   254,228               260,980
  7.50% 1/15/29                                                 2,340,000             2,379,488
  7.50% 10/20/30                                                   79,684                80,730
  8.00% 10/15/22                                                  336,039               348,325
  8.00% 12/15/23                                                1,205,333             1,236,596
  8.00% 8/15/25                                                   159,192               163,321
  8.00% 6/15/26                                                   364,425               375,244
  8.00% 1/15/29                                                 1,316,000             1,348,900
  8.00% 6/15/30                                                   289,827               297,345
  8.00% 10/15/30                                                1,027,043             1,053,361
  9.00% 2/15/25                                                   585,034               610,446
  9.00% 10/15/29                                                  718,531               746,149
  9.50% 12/15/17                                                  205,903               214,654
  10.00% 3/15/25                                                  286,222               305,810
  10.00% 6/15/13                                                  200,557               214,283
  11.00% 12/15/15                                                   3,484                 3,864
  11.00% 12/15/15                                                  16,707                18,529
  11.00% 12/15/15                                                  37,383                41,460
U.S. Treasury Note
  5.75% 8/15/10 (+)                                             4,345,000             4,555,124
  5.875% 11/15/04                                               1,590,000             1,631,955

                                                               Par                   Market
U.S. Gov t. and Agency Obligations (Cont.)                     Amount                Value
-------------------------------------------------------------------------------------------------
U.S. Treasury Bond
  6.125% 8/15/29                                               $  120,000            $  130,725
  6.25% 5/15/30 (+)                                             7,205,000             8,045,960
-------------------------------------------------------------------------------------------------
                                                                                     48,355,909
Asset-Backed: 3.8%
-------------------------------------------------------------------------------------------------
Advanta 1997 A-7
  6.63% 1/25/29                                                   615,000               615,839
Advanta Mortgage Loan Trust
  7.05% 5/25/21                                                    57,050                56,872
Collateralized Mortgage Obligations
  9.00% 11/20/20                                                  830,883               838,635
Commercial Mortgage Asset Trust
Series 1999-C1 Class A4
  6.975% 4/17/13                                                  750,000               777,864
Conseco Finance Securitizations
Series 2000-4 Class A6
  8.31% 5/1/32                                                    460,000               494,012
Conseco Finance Securitizations
Series 2000-5 Class A6
  7.96% 2/1/32                                                    425,000               445,453
Donaldson Lufkin Jenrette Commercial Mortgage
Series 1998-CG1 Class A1A
  6.11% 12/10/07                                                  916,782               915,256
FannieMae Grantor Trust
Series 2000-T5 Class B
  7.30% 5/25/10                                                   975,000             1,054,980
FannieMae Grantor Trust
Series 1999-T2 Class A1
  7.50% 1/19/39                                                 1,170,473             1,207,263
FFCA Secured Lending
Series 2000-1 Class A2
  7.77% 2/18/19                                                   835,000               872,445
Goldman Sachs Mortgage Securities Corporation II
Series 1998-C1 Class A2
  6.62% 10/18/30                                                1,538,000             1,557,207
Holmes Financing PLC
  6.7506% 7/15/40                                                 600,000               598,688
Merrill Lynch Mortgage Investors
Series 1998-C2 A1
  6.22% 2/15/30                                                 1,238,338             1,244,641
Morgan Stanley Capital I
Series 1998-HF1 Class A1
  6.19% 1/15/07                                                    98,017                98,191
Morgan Stanley Dean Witter Capital I
Series 2000-LIF2 Class A2
  7.20% 9/15/10                                                 1,933,000             2,015,757
Mortgage Capital Funding
Series 1998-MC1 Class A1
  6.417% 6/18/07                                                  154,945               156,138
PECO
Series 2000-A Class A3
  7.625% 3/1/10                                                 1,412,500             1,484,840
PNC Mortgage Securities
  6.60% 7/25/27                                                   154,536               152,906
-------------------------------------------------------------------------------------------------
                                                                                     14,586,987
Aerospace & Defense: 0.3%
-------------------------------------------------------------------------------------------------
Aro-Tech
  8.625% 10/1/07                                                   30,000                23,850
BE Aerospace
  8.00% 3/1/08                                                     35,000                32,813
  9.50% 11/1/08                                                    85,000                84,788
Boeing
  6.625% 2/15/38                                                  365,000               347,498
Lockheed Martin
  8.50% 12/1/29                                                   395,000               449,555
Sequa
  9.00% 8/1/09                                                     50,000                49,875
-------------------------------------------------------------------------------------------------
                                                                                        988,379
Automobile & Automotive Parts: 0.4%
-------------------------------------------------------------------------------------------------
Aftermarket Technology
  12.00% 8/1/04                                                    90,000                85,950


                         Global Asset Allocation Fund 2

                                                               Par                   Market
Automobile & Automotive Parts (Cont.)                          Amount                Value
-------------------------------------------------------------------------------------------------
Argo-Tech
  8.625% 10/1/07                                               $   10,000            $    7,950
Collins & Aikman Products
  11.50% 4/15/06                                                   30,000                23,550
Delphi Automotive Systems
  6.125% 5/1/04                                                   450,000               433,242
Dura Operating
  9.00% 5/1/09                                                     70,000                58,450
Exide
  10.00% 4/15/05                                                   40,000                30,000
Federal Mogul
  7.375% 1/15/06                                                   40,000                 6,400
  7.75% 7/1/06                                                    130,000                21,450
Ford Motor
  6.625% 10/1/28                                                  270,000               229,195
Hayes Lemmerz International
  9.125% 7/15/07                                                  110,000                73,150
Hayes Wheels International
  11.00% 7/15/06                                                   30,000                22,650
Lear
  8.11% 5/15/09                                                    30,000                27,306
  9.50% 7/15/06                                                    60,000                58,500
Lear Series B
  7.96% 5/15/05                                                    40,000                37,804
Navistar International
  7.00% 2/1/03                                                    150,000               128,250
Oxford Automotive Series D
  10.125% 6/15/07                                                  70,000                47,950
Safety Components International **
  10.125% 7/15/07                                                  20,000                 4,300
Talon Automotive Group**
  9.625% 5/1/08                                                    70,000                10,850
Trans Manufacturing (Motor Coach Industries)
  11.25% 5/1/09                                                    70,000                19,250
Visteon
  8.25% 8/1/10                                                    165,000               162,953
-------------------------------------------------------------------------------------------------
                                                                                      1,489,150
Banking, Finance & Insurance: 2.6%
-------------------------------------------------------------------------------------------------
Advanta
  6.92% 1/28/02                                                    90,000                83,178
  7.00% 5/1/01                                                     90,000                87,575
Alaska Communications
  9.375% 5/15/09                                                   30,000                25,275
American Express
  6.875% 11/1/05                                                  325,000               333,627
Amresco
Series 97-A
  10.00% 3/15/04                                                    6,000                 3,390
Amresco
  9.875% 3/15/05                                                   50,000                28,250
Associates Corporation
  6.25% 11/1/08                                                   480,000               463,543
Bank One
  7.875% 8/1/10                                                   645,000               673,028
Bank United
  8.875% 5/1/07                                                    10,000                10,031
Bankamerica
  5.875% 2/15/09                                                  440,000               407,685
Capital One Bank
  6.58% 4/17/01                                                   475,000               475,095
Chevy Chase Bank
  9.25% 12/1/05                                                    50,000                47,250
  9.25% 12/1/08                                                    10,000                 9,250
Citigroup
  6.625% 1/15/28                                                  185,000               170,098
  7.25% 10/1/10                                                   210,000               216,755
Colonial Capital II
  8.92% 1/15/27                                                    35,000                30,448
Conseco Finance
  8.796% 4/1/27                                                    60,000                23,100
Contifinancial **
  7.50% 3/15/02                                                   110,000                17,050
  8.125% 4/1/08                                                    70,000                10,850
Delta Financial
  9.50% 8/1/04                                                     75,000                34,125

                                                               Par                   Market
Banking, Finance & Insurance (Cont.)                           Amount                Value
-------------------------------------------------------------------------------------------------
First Union
  8.04% 12/1/26                                                $  440,000            $  413,190
Firstar Bank Milwaukee
  6.25% 12/1/02                                                   170,000               170,050
Fleet National Bank
  6.765% 7/31/02                                                1,065,000             1,065,539
Ford Motor Credit
  5.80% 1/12/09                                                   345,000               312,488
  7.375% 10/28/09                                                 455,000               455,718
General Motors Acceptance
  5.48% 12/16/02                                                  105,000               103,350
  5.63% 1/15/03                                                   130,000               128,192
  5.75% 11/10/03                                                  305,000               297,219
Goldman Sachs
  7.35% 10/1/09                                                   260,000               265,948
GS Escrow
  7.125% 8/1/05                                                   110,000               103,460
Heller Financial
  6.00% 3/19/04                                                   145,000               141,293
Household Finance
  8.00% 5/9/05                                                    510,000               535,768
Imperial Credit Capital Trust I
  10.25% 6/14/02                                                   35,000                27,388
Lehman Brothers Holdings
  6.625% 12/27/02                                                 705,000               706,074
Madison River Capital
  13.25% 3/1/10                                                   120,000                78,600
Merita Bank
  6.50% 1/15/06                                                   175,000               171,474
National Westminster Bank
  7.375% 10/1/09                                                  420,000               435,191
Nationwide Credit
  10.25% 1/15/08                                                   29,000                 8,265
Ocwen Capital Trust I
  10.875% 8/1/27                                                   10,000                 5,950
Ocwen Federal Bank
  12.00% 6/15/05                                                    5,000                 4,525
Ocwen Financial
  11.875% 10/1/03                                                   5,000                 4,325
Port Arthur Finance
  12.50% 1/15/09                                                   10,000                 9,950
PP&L Capital Funding
  7.75% 8/30/02                                                   565,000               573,998
Provident Capital Trust I
  8.60% 12/1/26                                                    35,000                28,527
Resource America
  12.00% 8/1/04                                                    50,000                45,750
Salomon Brothers
  7.30% 5/15/02                                                   395,000               400,942
Sovereign Bancorp
  10.50% 11/15/06                                                 150,000               148,500
Telewest Finance
  6.00% 7/7/05                                                    120,000                82,800
Verizon Global 144A
  7.25% 12/1/10                                                   220,000               223,779
Webster Capital Trust I
  9.36% 1/29/27                                                     5,000                 4,546
-------------------------------------------------------------------------------------------------
                                                                                     10,102,402
Building & Materials: 0.1%
-------------------------------------------------------------------------------------------------
American Standard
  7.125% 2/15/03                                                  125,000               122,813
Building Materials
  8.00% 12/1/08                                                    90,000                22,950
Continental Homes Holding
  10.00% 4/15/06                                                   35,000                35,000
Dayton Superior Unit
  13.00% 6/15/09                                                   70,000                63,350
Del Webb
  9.00% 2/15/06                                                    10,000                 8,650
K Hovanian 144A
  10.50% 10/1/07                                                   50,000                46,500
MDC Holdings
  8.375% 2/1/08                                                    10,000                 9,150
Morrison Knudsen
  11.00% 7/1/10                                                    80,000                61,200
NCI Building Systems
  9.25% 5/1/09                                                     30,000                28,425

                         Global Asset Allocation Fund 3

                                                               Par                   Market
Building & Materials (Cont.)                                   Amount                Value
-------------------------------------------------------------------------------------------------
Standard Pacific
  9.50% 9/15/10                                                $   50,000            $   47,563
Toll Brothers
  8.125% 2/1/09                                                    40,000                38,000
Webb
  9.375% 5/1/09                                                    30,000                25,350
  9.75% 1/15/08                                                    10,000                 8,675
  10.25% 2/15/10                                                   10,000                 8,650
-------------------------------------------------------------------------------------------------
                                                                                        526,276
Cable, Media & Publishing: 0.9%
-------------------------------------------------------------------------------------------------
Acme Television/Finance
  10.875% 9/30/04                                                  80,000                69,600
Adelphia Communications
  9.875% 3/1/07                                                   160,000               150,000
  10.875% 10/1/10                                                  70,000                67,900
Allbritton Communications
Series B
  8.875% 2/1/08                                                    40,000                37,800
Benedek Communications
  13.25% 5/15/06 (1)                                              100,000                70,500
Chancellor Media
  8.00% 11/1/08                                                    70,000                70,613
Charter Communications
  8.25% 4/1/07                                                     20,000                18,200
  8.625% 4/1/09                                                   180,000               164,250
Citadel Broadcasting
  10.25% 7/1/07                                                    10,000                10,150
CSC Holdings
  9.875% 2/15/13                                                  125,000               128,750
Diva Systems
  12.625% 3/1/08 (1)                                              170,000                70,550
Echostar Broad 144A
  10.375% 10/1/07                                                 340,000               335,750
Fox Family Worldwide
  9.25% 11/1/07                                                    45,000                44,550
Fox Kids Worldwide
  10.25% 11/1/07 (1)                                               30,000                24,000
Fox/Liberty Networks LLC
  8.875% 8/15/07                                                   30,000                30,750
Garden State Newspapers
  8.75% 10/1/09                                                    75,000                65,625
Golden Sky Systems
  12.375% 8/1/06                                                   50,000                51,000
Insight Midwest 144A
  10.50% 11/1/10                                                  100,000               104,250
K-III
  8.50% 2/1/06                                                     30,000                29,250
Knology Holdings
  11.875% 10/15/07                                                 73,000                14,235
Lamar Media
  9.625% 12/1/06                                                   10,000                10,350
  9.25% 8/15/07                                                    75,000                73,875
LIN Holdings
  10.00% 3/1/08 (1)                                                40,000                29,500
LIN Television
  8.375% 3/1/08                                                    40,000                37,400
News America
  6.625% 1/9/08                                                    30,000                28,036
News America Holdings
  7.70% 10/30/25                                                  460,000               419,149
NTL Communications 144A
  11.875% 10/1/10                                                 250,000               223,750
Pegasus Communications
  9.75% 12/1/06                                                    10,000                 9,350
Pegasus Media
  12.50% 7/1/05                                                    50,000                50,500
Perry-Judd
  10.625% 12/15/07                                                 75,000                62,625
Primedia
  7.625% 4/1/08                                                    20,000                18,500
Radio One
  7.00% 5/15/04                                                     5,000                 5,125
Sinclair Broadcast Group
  8.75% 12/15/07                                                   30,000                27,000
  9.00% 7/15/07                                                    20,000                18,400

                                                               Par                   Market
Cable, Media & Publishing (Cont.)                              Amount                Value
-------------------------------------------------------------------------------------------------
Spanish Broadcasting
  9.625% 11/1/09                                               $   30,000            $   26,550
Spectrasite Holdings
  11.25% 4/15/09 (1)                                               40,000                22,000
Telewest Communications PLC
  11.00% 10/1/07                                                   30,000                26,850
  11.375% 2/1/10 (1)                                               80,000                36,400
Time Warner Entertainment
  9.625% 5/1/02                                                   415,000               429,427
Trump Castle
  11.75% 11/15/03                                                 230,000               176,813
United Pan Europe
  10.875% 8/1/09                                                  130,000                83,850
Von Hoffman
  10.375% 5/15/07                                                  40,000                34,600
  13.50% 5/15/09                                                   14,220                11,376
-------------------------------------------------------------------------------------------------
                                                                                      3,419,149
Chemicals: 0.2%
-------------------------------------------------------------------------------------------------
Geo Specialty Chemicals
  10.125% 8/1/08                                                   30,000                25,350
Huntsman ICI Chemicals
  10.125% 7/1/09                                                   70,000                68,425
  10.2625% 7/1/07                                                  50,000                30,250
  13.375% 12/31/09 (2)                                            120,000                33,600
ISP Holdings
  9.75% 2/15/02                                                    65,000                54,275
Lyondell Chemical
  9.625% 5/1/07                                                    70,000                68,075
  9.80% 2/1/20                                                    120,000               113,673
Pioneer Americas Acquisition**
  9.25% 6/15/07                                                    15,000                 2,775
Polymer Group
  8.75% 3/1/08                                                     40,000                25,800
  9.00% 7/1/07                                                     20,000                13,300
Scotts Company
  8.625% 1/15/09                                                   30,000                29,250
Sterling Chemical Holdings
  12.375% 7/15/06                                                  60,000                55,500
  13.50% 8/15/08 (1)                                               40,000                 4,400
Texas Petrochemical
Series B
  11.125% 7/1/06                                                   20,000                15,200
Union Carbide
  6.25% 6/15/03                                                   220,000               218,423
-------------------------------------------------------------------------------------------------
                                                                                        758,296
Computers & Technology: 0.1%
-------------------------------------------------------------------------------------------------
Amazon.com
  10.00% 5/1/08 (1)                                               110,000                56,100
Exodus Communications
  10.75% 12/15/09                                                  30,000                25,950
  11.25% 7/1/08                                                    10,000                 8,950
IBM
  6.50% 1/15/28                                                   190,000               175,792
-------------------------------------------------------------------------------------------------
                                                                                        266,792
Consumer Products: 0.3%
-------------------------------------------------------------------------------------------------
Carter Holdings
  12.00% 10/1/08                                                   25,000                22,750
Fortune Brands
  7.125% 11/1/04                                                   85,000                85,350
French Fragrance
  10.375% 5/15/07                                                  15,000                13,725
Home Interiors and Gifts
  10.125% 6/1/08                                                   50,000                17,750
Iron Age
  9.875% 5/1/08                                                    75,000                48,375
Jostens
  12.75% 5/1/10                                                    90,000                81,450
NBTY
  8.625% 9/15/07                                                  100,000                83,500
Playtex F.P. Group
  9.00% 12/15/03                                                   30,000                29,100
Procter and Gamble
  6.875% 9/15/09                                                  580,000               607,203

                         Global Asset Allocation Fund 4

                                                               Par                   Market
Consumer Products (Cont.)                                      Amount                Value
-------------------------------------------------------------------------------------------------
Revlon Consumer Products
  9.00% 11/1/06                                                $   20,000            $   14,800
Royster Clark
  10.25% 4/1/09                                                    30,000                21,150
William Carter
  10.375% 12/1/06                                                 160,000               156,000
-------------------------------------------------------------------------------------------------
                                                                                      1,181,153
Electronics & Electrical Equipment: 0.7%
-------------------------------------------------------------------------------------------------
Amkor Technologies
  5.00% 3/15/07                                                    60,000                39,525
  9.25% 5/1/06                                                     30,000                28,425
Arrow Electronics
  7.8087% 10/5/01                                                 640,000               639,360
Avnet
  7.6456% 10/17/01                                                842,000               842,274
Chippac International
  12.75% 8/1/09                                                    40,000                33,800
Dominion Resources
  7.40% 9/16/02                                                   450,000               456,825
Fairchild Semiconductor
  10.125% 3/15/07                                                  55,000                51,425
Flextronics International
  8.75% 10/15/07                                                   30,000                28,650
Flextronics International 144A
  9.875% 7/1/10                                                    80,000                78,400
Northeast Optic Network
  12.75% 8/15/08                                                   50,000                24,250
Raytheon
  6.45% 8/15/02                                                   635,000               632,746
Weblink Wireless (Pagemart)
  11.25% 2/1/08 (1)                                                50,000                11,500
-------------------------------------------------------------------------------------------------
                                                                                      2,867,180
Energy: 0.6%
-------------------------------------------------------------------------------------------------
Belco Oil & Gas
  8.875% 9/15/07                                                   70,000                65,800
CMS Panhandle
  6.125% 3/15/04                                                  295,000               284,141
Coda Energy
Series B
  10.50% 4/1/06                                                    65,000                65,488
Conoco
  5.90% 4/15/04                                                   175,000               173,390
Giant Industries
  9.00% 9/1/07                                                     30,000                27,450
Grant Prideco
  9.625% 12/1/07                                                   30,000                31,125
Gulf Canada Resources
  9.625% 7/1/05                                                    10,000                10,375
HS Resources
  9.25% 11/15/06                                                   70,000                70,700
Leviathan Gas
  10.375% 6/1/09                                                   50,000                52,750
Nuevo Energy
  9.375% 10/1/10                                                   50,000                50,375
  9.50% 6/1/08                                                     40,000                40,600
Ocean Energy
  8.375% 7/1/08                                                    50,000                51,125
Ocean Energy Series B
  8.875% 7/15/07                                                   50,000                51,750
Parker Drilling
  9.75% 11/15/06                                                   90,000                90,900
Phillips Petroleum
  8.50% 5/25/05                                                   500,000               541,323
Pioneer National
  9.625% 4/1/10                                                   120,000               128,305
Pride Petroleum Services
  9.375% 5/1/07                                                    40,000                41,400
RBF Finance
  11.00% 3/15/06                                                   30,000                34,875
  11.375% 3/15/09                                                  80,000                92,800
Snyder Oil
  8.75% 6/15/07                                                    45,000                46,913
Stone Energy
  8.75% 9/15/07                                                    20,000                20,300
Tiverton/Rumford Power Associates
  9.00% 7/15/18                                                    60,000                59,400

                                                               Par                   Market
Energy (Cont.)                                                 Amount                Value
-------------------------------------------------------------------------------------------------
Union Pacific Resources
  7.30% 4/15/09                                                $  390,000            $  400,773
Vintage Petroleum
  9.75% 6/30/09                                                    80,000                85,200
-------------------------------------------------------------------------------------------------
                                                                                      2,517,258
Environmental Services: 0.1%
-------------------------------------------------------------------------------------------------
Allied Waste North America
  7.625% 1/1/06                                                    30,000                28,575
  7.875% 1/1/09                                                    30,000                27,975
  10.00% 8/1/09                                                   240,000               227,400
Azurix
  10.375% 2/15/07                                                  40,000                39,600
USA Waste Services
  7.00% 10/1/04                                                   140,000               137,250
Waste Management
  6.50% 5/15/04                                                    30,000                29,033
  6.875% 5/15/09                                                   20,000                18,818
-------------------------------------------------------------------------------------------------
                                                                                        508,651
Food, Beverage & Tobacco: 0.1%
-------------------------------------------------------------------------------------------------
Albecca
  10.75% 8/15/08                                                   90,000                78,975
Anheuser Busch
  7.55% 10/1/30                                                   195,000               213,827
Aurora Foods
  9.875% 2/15/07                                                   40,000                28,700
Doane Pet Care
  9.75% 5/15/07                                                    45,000                33,975
Rab Enterprises
  10.50% 5/1/05                                                    60,000                43,575
Samsonite Corp
  10.75% 6/15/08                                                   60,000                40,200
Southland
  5.00% 12/15/03                                                   50,000                43,750
-------------------------------------------------------------------------------------------------
                                                                                        483,002
Healthcare & Pharmaceuticals: 0.2%
-------------------------------------------------------------------------------------------------
Alaris Medical Systems
  9.75% 12/1/06                                                    50,000                20,250
Bio-Rad Laboratories
  11.625% 2/15/07                                                  30,000                31,350
Columbia/Hca Healthcare
  6.63% 7/15/45                                                    80,000                79,227
  6.91% 6/15/05                                                    10,000                 9,645
  7.00% 7/1/07                                                     20,000                18,967
  7.19% 11/15/15                                                   50,000                44,566
  7.69% 6/15/25                                                    20,000                17,536
  8.36% 4/15/24                                                    20,000                18,898
Conmed
  9.00% 3/15/08                                                    30,000                24,150
Hanger Orthopedic Group
  11.25% 6/15/09                                                   80,000                26,000
HCA - The Healthcare Company
  8.75% 9/1/10                                                     50,000                52,885
ICN Pharmaceutical
  8.75% 11/15/08                                                   70,000                70,350
  9.75% 11/15/08                                                   10,000                10,050
Integrated Health Services**
  9.25% 1/15/08                                                    20,000                   300
  9.50% 9/15/07                                                    70,000                 1,050
Kinetic Concepts
  9.625% 11/1/07                                                   30,000                25,500
Magellan Health
  9.00% 2/15/08                                                    70,000                49,350
Mariner Post Acute Network**
  9.50% 11/1/07                                                    60,000                 1,500
  10.50% 11/1/07 (1)                                               40,000                   600
Mediq**
  11.00% 6/1/08                                                    40,000                   600
  13.00% 6/1/09 (1)                                                40,000                 1,400
Paracelsus Healthcare**
  10.00% 8/15/06                                                   50,000                20,000
Tenet Healthcare
  7.625% 6/1/08                                                   180,000               177,750
Triad Hospitals
  11.00% 5/15/09                                                   90,000                95,513
-------------------------------------------------------------------------------------------------
                                                                                        797,437

                         Global Asset Allocation Fund 5

                                                               Par                   Market
Industrial Machinery: 0.2%                                     Amount                Value
-------------------------------------------------------------------------------------------------
Ball
  8.25% 8/1/08                                                 $   80,000            $   77,400
Blount
  13.00% 8/1/09                                                   120,000                93,000
Decrane Aircraft
  12.00% 9/30/08                                                   30,000                27,450
Flowserve
  12.25% 8/15/10                                                   90,000                90,000
Lennar
  9.95% 5/1/10                                                     20,000                20,500
LTV**
  11.75% 11/15/09                                                 100,000                 2,500
Motors and Gears
  10.75% 11/15/06                                                  80,000                71,600
Tyco International Group SA
  6.25% 6/15/03                                                   190,000               188,283
Viasystems
  9.75% 6/1/07                                                    140,000               111,651
-------------------------------------------------------------------------------------------------
                                                                                        682,384
Leisure, Lodging & Entertainment: 0.4%
-------------------------------------------------------------------------------------------------
AMC Entertainment
  9.50% 3/15/09                                                    52,000                30,940
Anchor Gaming 144A
  9.875% 10/15/08                                                  30,000                30,975
Autotote
  12.50% 8/15/10                                                   70,000                66,150
Cinemark USA
Series B
  8.50% 8/1/08                                                     35,000                20,825
Epic Resorts
  13.00% 6/15/05                                                   30,000                 7,350
Fitzgerald Gaming**
  12.25% 12/15/04                                                  65,583                39,678
Harrahs Operating
  7.50% 1/15/09                                                   150,000               146,538
Hollywood Casino
  11.25% 5/1/07                                                    60,000                62,250
Hollywood Park
  9.25% 2/15/07                                                    30,000                30,450
Hollywood Park
Series B
  9.50% 8/1/07                                                     60,000                60,900
Host Marriot
  8.375% 2/15/06                                                   20,000                19,500
International Game Technology
  8.375% 5/15/09                                                  110,000               110,275
Isle of Capri
  8.75% 4/15/09                                                    50,000                44,500
Isle of Capri/Cap
  13.00% 8/31/04                                                   10,000                10,875
Lennar Corp 144A
  9.95% 5/1/10                                                     30,000                30,750
Mandalay Resort
  10.25% 8/1/07                                                    80,000                79,400
MGM Grand
  9.75% 6/1/07                                                     60,000                63,000
Mohegan Tribal Gaming
  8.125% 1/1/06                                                    30,000                30,225
  8.75% 1/1/09                                                     60,000                60,225
Park Place Entertainment
  7.875% 12/15/05                                                  20,000                19,650
  8.875% 9/15/08                                                   60,000                60,900
Premier Parks
  9.25% 4/1/06                                                    129,000               124,485
  9.75% 6/15/07                                                   100,000                97,500
Sbarro
  11.00% 9/15/09                                                   50,000                50,313
Starwood Hotels and Resorts
  6.75% 11/15/05                                                  110,000               106,992
Trump-Atlantic City
  11.25% 5/1/06                                                   300,000               198,000
Venetian Casino
  12.25% 11/15/04                                                  50,000                49,250
-------------------------------------------------------------------------------------------------
                                                                                      1,651,896


                                                               Par                   Market
Metals & Mining: 0.3%                                          Amount                Value
-------------------------------------------------------------------------------------------------
Alcoa
  7.375% 8/1/10                                               $   415,000            $  439,305
Aluminum Company of America
  6.75% 1/15/28                                                   365,000               345,678
AK Steel
  7.875% 2/15/09                                                  110,000                98,175
Anker Coal Group PIK
  14.25% 9/1/07                                                   184,255                74,623
Continental Global Group
  11.00% 4/1/07                                                    30,000                 9,075
Hexcel Corporation
  7.00% 8/1/03                                                     10,000                 8,925
Kaiser Aluminum & Chemical
  12.75% 2/1/03                                                    65,000                44,525
  10.875% 10/15/06                                                 10,000                 7,850
National Steel
  9.875% 3/1/09                                                   120,000                48,600
Oregon Steel Mills
  11.00% 6/15/03                                                   30,000                22,350
P and L Coal Holdings
  9.625% 5/15/08                                                   20,000                20,025
WCI Steel
  10.00% 12/1/04                                                   40,000                28,600
Weirton Steel
  10.75% 6/1/05                                                    10,000                 3,750
Wheel-Pitts**
  9.25% 11/15/07                                                   40,000                 1,500
WHX
  10.50% 4/15/05                                                   50,000                30,750
-------------------------------------------------------------------------------------------------
                                                                                      1,183,731
Miscellaneous: 0.2%
-------------------------------------------------------------------------------------------------
Calair LLC/Calair Capital
  8.125% 4/1/08                                                   240,000               231,000
Coinmach
  11.75% 11/15/05                                                 100,000               100,250
Day International Group
  9.50% 3/15/08                                                    50,000                43,500
Iron Mountain
  8.25% 7/1/11                                                    100,000                95,000
  8.75% 9/30/09                                                    85,000                83,938
Kansas City Southern
  9.50% 10/1/08                                                    60,000                61,800
Lodestar Holdings**
  11.50% 5/15/05                                                   50,000                 4,625
OutSourcing Solutions
  11.00% 11/1/06                                                   20,000                16,100
Premium Standard Farms
  11.00% 9/17/03                                                  150,211               135,190
SCG Holdings
  12.00% 8/1/09                                                    50,000                42,500
Tekni-Plex
  12.75% 6/15/10                                                  100,000                80,500
Tekni-Plex
Series B
  12.75% 6/15/10                                                   20,000                16,100
-------------------------------------------------------------------------------------------------
                                                                                        910,503
Packaging & Containers: 0.1%
-------------------------------------------------------------------------------------------------
AEP Industries
  9.875% 11/15/07                                                  90,000                76,950
Gaylord Container
  9.375% 6/15/07                                                   50,000                31,250
Huntsman Packaging
  13.00% 6/1/10                                                    30,000                17,100
Owens-Illinois
  7.15% 5/15/05                                                    40,000                22,600
  7.35% 5/15/08                                                    50,000                26,750
Radnor Holdings
  10.00% 12/1/03                                                   10,000                 8,563
Riverwood International
  10.875% 4/1/08                                                  125,000               113,125
Stone Container
  10.75% 10/1/02                                                   75,000                76,594
  12.58% 8/1/16                                                    25,000                25,750
US Can
  12.375% 10/1/10                                                  30,000                29,700
-------------------------------------------------------------------------------------------------
                                                                                        428,382

                         Global Asset Allocation Fund 6

                                                               Par                   Market
Paper & Forest Products: 0.3%                                  Amount                Value
-------------------------------------------------------------------------------------------------
Boise Cascade
  7.43% 10/10/05                                               $   10,000            $    9,597
Four M
  12.00% 6/1/06                                                    80,000                77,200
International Paper
  7.6025% 7/8/02                                                  465,000               465,911
  8.125% 7/8/05                                                   370,000               384,278
Packaging Corporation America
  9.625% 4/1/09                                                    30,000                31,125
-------------------------------------------------------------------------------------------------
                                                                                        968,111
Real Estate: 0.1%
-------------------------------------------------------------------------------------------------
Atrium
  10.50% 5/1/09                                                    20,000                15,600
Felcor Lodging
  9.50% 9/15/08                                                    30,000                29,850
HMH Properties
  7.875% 8/1/08                                                   185,000               178,525
Ryland Group
  9.75% 9/1/10                                                     50,000                48,125
-------------------------------------------------------------------------------------------------
                                                                                        272,100
Retail: 0.1%
-------------------------------------------------------------------------------------------------
Adams Outdoor Advertising
  10.75% 3/15/06                                                   15,000                15,263
Affinity Group
  11.00% 4/1/07                                                   115,000                96,313
FRD Acquisition
  12.50% 7/15/04                                                   10,000                 3,500
French Fragrances
  10.375% 5/15/07                                                  10,000                 9,150
SAKS
  8.25% 11/15/08                                                  180,000               108,900
Sealy Mattress
  10.875% 12/15/07 (1)                                             20,000                15,100
Tricon Global Restaurant
  7.45% 5/15/05                                                    70,000                68,781
  7.65% 5/15/08                                                    30,000                28,666
-------------------------------------------------------------------------------------------------
                                                                                        345,673
Telecommunications: 0.7%
-------------------------------------------------------------------------------------------------
Adelphia Communications PIK
  9.50% 2/15/04                                                        81                    78
Allegiance Telecommunications
  11.75% 2/15/08 (1)                                               20,000                12,600
  12.875% 5/15/08                                                  40,000                39,200
AMSC Acquisition
  12.25% 4/1/08                                                    20,000                 7,500
Arch Communications
  13.75% 4/15/08                                                   10,000                 3,650
Birch Telecom
  14.00% 6/15/08                                                   30,000                18,150
BTI Telecom
  10.50% 9/15/07                                                  100,000                25,500
Carrier1 International
  13.25% 2/15/09                                                   50,000                34,750
CFW Communications 144A
  13.00% 8/15/10                                                   50,000                35,250
Covad Communications Group
  12.50% 2/15/09                                                   60,000                14,700
Crown Castle
  10.75% 8/1/11                                                    80,000                83,600
  11.25% 8/1/11 (1)                                                10,000                 6,850
Dobson Communications
  10.875% 7/1/10                                                  100,000                99,000
Dobson Sygnet
  12.25% 12/15/08                                                 120,000               118,800
Exodus Communications 144A
  11.625% 7/15/10                                                 110,000                98,450
Fairchild Semiconductor
  10.375% 10/1/07                                                  40,000                37,800
Firstworld Communication
  13.00% 4/15/08 (1)                                               70,000                 8,050
Flag Limited
  8.25% 1/30/08                                                    30,000                25,650
Focal Communications
  12.125% 2/15/08 (1)                                              85,000                36,125

                                                               Par                   Market
Telecommunications (Cont.)                                     Amount                Value
-------------------------------------------------------------------------------------------------
Global Crossing
  9.625% 5/15/08                                               $  130,000            $  122,850
Globix
  12.50% 2/1/10                                                    40,000                15,000
Golden Sky
  13.50% 3/1/07                                                    25,000                16,250
GTE
  6.94% 4/15/28                                                   230,000               214,393
Horizon PCS
  14.00% 10/1/10 (1)                                               80,000                33,200
ICG Services**
  9.875% 5/1/08 (1)                                               165,000                14,025
  10.00% 2/15/08 (1)                                               60,000                 5,100
Intelcom Group USA**
  12.50% 5/1/06 (1)                                                60,000                 6,900
IPCS
  14.00% 7/15/10 (1)                                               70,000                28,350
KMC Telecom Holdings
  12.50% 2/15/08 (1)                                              205,000                14,350
L-3 Communications
  8.00% 8/1/08                                                     20,000                18,500
  8.50% 5/15/08                                                    30,000                28,575
  9.125% 5/1/08                                                    90,000                73,125
  10.375% 5/1/07                                                   60,000                62,100
  11.00% 3/15/08                                                   40,000                35,400
Mcleodusa
  8.125% 2/15/09                                                  180,000               155,250
Metrocall
  9.75% 11/1/07                                                    20,000                 4,100
  11.00% 9/15/08                                                   20,000                 4,100
Metromedia Fiber
  10.00% 11/15/08                                                  90,000                75,150
  10.00% 12/15/09                                                  20,000                16,700
Nextel Communications
  9.375% 11/15/09                                                 260,000               243,100
  10.50% 12/1/09                                                   60,000                48,300
  12.00% 11/1/08                                                   90,000                94,725
Nextel International
  12.75% 8/1/10                                                   170,000               136,425
Nextel Partners
  11.00% 3/15/10                                                   20,000                19,200
NTL Communications
Series B
  11.50% 10/1/08                                                   70,000                62,125
Orbital Imaging
  11.625% 3/1/05                                                   40,000                 6,200
Pinnacle Holdings
  10.00% 3/15/08 (1)                                               50,000                26,750
Price Communications Wireless
  9.125% 12/15/06                                                  40,000                40,700
Psinet
  11.00% 8/1/09                                                    50,000                13,250
RCN
  10.125% 1/15/10                                                  40,000                20,600
Spectrasite Holdings
Series B
  11.25% 3/15/10 (1)                                               40,000                10,300
  12.875% 4/15/09 (1)                                              40,000                20,600
Startec Global Communications
  12.00% 5/15/08                                                   40,000                24,150
Telecommunication Techniques
  9.75% 5/15/08                                                    30,000                25,050
Telecorp PCS
  10.625% 7/15/10                                                  60,000                61,200
Telehub Communications
  13.875% 7/31/05 (1)                                              30,000                 2,550
Time Warner Telecommunications
  9.75% 7/15/08                                                    40,000                37,000
Ubiquitel Operating
  14.00% 4/15/10 (1)                                              130,000                52,650
USA Mobile Communication
  9.50% 2/1/04                                                     20,000                11,700
  14.00% 11/1/04                                                   20,000                13,700
Viatel
  11.25% 4/15/08                                                   89,000                27,145
Viatel 144A
  11.50% 3/15/09                                                   68,000                20,740

                         Global Asset Allocation Fund 7

                                                               Par                   Market
Telecommunications (Cont.)                                     Amount                Value
-------------------------------------------------------------------------------------------------
Voicestream Wireles
  10.375% 11/15/09                                             $   70,000            $   75,338
Williams Communications Group
  11.70% 8/1/08                                                    50,000                40,250
Winstar Communication
  12.75% 4/15/10                                                  110,000                73,150
  14.75% 4/15/10                                                  110,000                31,350
World Access
Series B
  13.25% 1/15/08                                                   65,000                44,606
US Unwired
  13.375% 11/1/09 (1)                                             100,000                46,000
-------------------------------------------------------------------------------------------------
                                                                                      2,977,975
Textiles, Apparel & Furniture: 0.1%
-------------------------------------------------------------------------------------------------
Guess
  9.50% 8/15/03                                                     5,000                 4,625
Levi Strauss
  6.80% 11/1/03                                                    90,000                77,850
Westpoint Stevens
  7.875% 6/15/05                                                  170,000               127,500
-------------------------------------------------------------------------------------------------
                                                                                        209,975
Transportation & Shipping: 0.7%
-------------------------------------------------------------------------------------------------
Continental Airlines
  6.541% 3/15/08                                                  610,075               597,916
  8.00% 12/15/05                                                   10,000                 9,600
CSX
  7.31% 2/11/02                                                   390,000               390,288
Kitty Hawk
  9.95% 11/15/04                                                   20,000                 9,700
Northwest Airlines
  7.625% 3/15/05                                                   50,000                45,750
  8.52% 4/7/04                                                     20,000                19,801
Railamerica Transport
  12.875% 8/15/10                                                 130,000               108,550
US Air
  9.625% 9/1/03                                                   175,000               173,250
US Air
Series 93A3
  10.375% 3/1/13                                                   20,000                18,828
Union Pacific
  5.78% 10/15/01                                                  495,000               490,163
  7.375% 9/15/09                                                  545,000               566,179
United Air Lines
  7.186% 4/1/11                                                   425,000               433,764
-------------------------------------------------------------------------------------------------
                                                                                      2,863,789
Utilities: 0.6%
-------------------------------------------------------------------------------------------------
AES
  9.375% 9/15/10                                                  160,000               164,400
Arizona Public Service
  6.75% 11/15/06                                                  315,000               314,820
Calpine
  7.875% 4/1/08                                                    30,000                28,313
  8.75% 7/15/07                                                    10,000                 9,638
  9.25% 2/1/04                                                     10,000                 9,913
  10.50% 5/15/06                                                   30,000                30,675
Cleveland Electric
  9.50% 5/15/05                                                    30,000                30,799
CMS Energy
  6.75% 1/15/04                                                    70,000                66,152
  7.00% 1/15/05                                                   130,000               121,921
Jersey Central Power & Light
  6.85% 11/27/06                                                  115,000               117,101
KN Energy
  6.45% 3/1/03                                                    320,000               319,388
Midland Funding
  10.33% 7/23/02                                                   16,940                17,363
  13.25% 7/23/06                                                  100,000               114,875
Midland Funding II
  11.75% 7/23/05                                                   70,000                74,988
Northeast Utilities
  8.38% 3/1/05                                                     33,600                33,667
  8.58% 12/1/06                                                     9,940                10,034
NRG Northeast Generating 144A
  8.065% 12/15/04                                                 390,000               399,108
Texas Utilities
  5.94% 10/15/01                                                  550,000               547,438
-------------------------------------------------------------------------------------------------
                                                                                      2,410,593

                                                               Par                   Market
Foreign Bonds: 9.7%                                            Amount***             Value
-------------------------------------------------------------------------------------------------
Bundesrepublic Deutschland (Germany)
  5.625% 1/4/28                                                 2,972,100            $2,872,021
  6.50% 10/14/05                                                3,900,000             3,954,820
Bundesschatzanweisungen (Germany)
Series 99
  3.00% 3/16/01                                                 5,000,000             4,680,838
Deutschland Republic (Germany)
  5.375% 1/4/10                                                 2,695,000             2,625,015
Kingdom of Denmark (Denmark)
  6.00% 11/15/09                                                3,130,000               417,567
Ontairo Province (Canada)
  5.50% 10/1/08                                             US$   545,000               524,699
Quebec Province (Canada)
  5.75% 2/15/09                                             US$   255,000               246,631
Republic of Germany (Germany)
  4.50% 3/15/02                                                13,000,000            12,197,050
Sweden (Kingdom of) (Sweden)
  5.50% 4/12/02                                                13,500,000             1,451,375
United Kingdom Treasury Bond (United Kingdom)
  9.00% 10/13/08                                                4,655,000             8,727,181
-------------------------------------------------------------------------------------------------
                                                                                     37,697,197
Total Long-Term Debt Investments: 36.4%
(Cost $142,854,363)                                                                 141,450,330
-------------------------------------------------------------------------------------------------

                                                               Number
Common Stock:                                                  of Shares
-------------------------------------------------------------------------------------------------
Aerospace & Defense: 0.4%
-------------------------------------------------------------------------------------------------
Boeing                                                              7,400               488,400
British Aerospace (United Kingdom)                                 14,700                83,987
Career Education*                                                   6,500               254,313
Honeywell International                                             7,555               357,446
Teledyne Technologies*                                              3,600                85,050
United Technologies                                                 3,450               271,256
-------------------------------------------------------------------------------------------------
                                                                                      1,540,452
Automobiles & Automotive Parts: 0.2%
-------------------------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) (Germany)                           13,795               450,391
Honda Motor (Japan)                                                 4,000               149,036
Impco Technologies*                                                 2,700                32,400
-------------------------------------------------------------------------------------------------
                                                                                        631,827
Banking, Finance & Insurance: 12.3%
-------------------------------------------------------------------------------------------------
ACE Limited                                                         3,500               148,531
Acom (Japan)                                                          300                22,119
Aegon (Netherlands)                                                 4,268               176,681
Aiful (Japan)                                                         700                57,122
Allianz AG (Germany)                                                1,073               405,271
American Express                                                   31,900             1,752,506
American General                                                   10,450               851,675
American International Group                                       35,000             3,449,688
AMP Limited (Australia)                                             1,500                16,875
Axa-UAP (France)                                                    1,031               149,176
Banca Commerciale Italiana (Italy)                                  5,654                38,779
Banca Intesta (Italy)                                              72,605               349,266
Banco Popular Espanol (Spain)                                       3,319               115,691
Bank of America                                                    40,400             1,853,350
Bank of New York                                                   17,200               949,225
Bank of Nova Scotia (Canada)                                        8,484               244,429
Bank One                                                           33,733             1,235,471
Barclays (United Kingdom)                                             900                27,824
Bayerische Hypo-und Vereinsbank AG (Germany)                        3,697               207,716
Capital One Financial                                               7,200               473,850
Charter One Financial                                              48,209             1,392,035
Chase Manhattan                                                     9,500               431,656
Cigna                                                              16,500             2,182,950
Citigroup                                                          83,887             4,283,480
Comerica                                                           23,190             1,376,906
Danske Bank (Denmark)                                               2,100                37,816
DBS Group Holdings (Singapore)                                     13,282               150,174
Dexia (France)                                                        630               114,536
Fannie Mae                                                         42,300             3,669,525
Fifth Third Bancorp                                                20,475             1,223,381
First Union                                                         9,300               258,656
Firstar                                                            68,860             1,600,995
Fleet Boston Financial                                             35,265             1,324,642
Fortis (B) (Belgium)                                                4,462               145,053

                         Global Asset Allocation Fund 8

                                                               Number                Market
Banking, Finance & Insurance (Cont.)                           of Shares             Value
-------------------------------------------------------------------------------------------------
Fortis (Netherlands)                                                8,659           $   281,491
Goldman Sachs Group                                                 4,600               491,913
Ing Groep (Netherlands)                                            17,263             1,379,951
Investor AB - B Shares (Sweden)                                    35,910               536,652
Jefferson-Pilot                                                     5,700               426,075
Julius Baer Holding AG-B (Switzerland)                                 71               388,052
Keppel Capital Holdings (Singapore)                                24,000                31,705
MBNA                                                               23,800               879,113
Merrill Lynch & Company                                            24,230             1,652,183
Morgan Stanley Dean Witter                                         11,900               943,075
Muenchener Rueckversicherungs-  Gisellschaft (Germany)              1,302               469,745
Nikko Securities (Japan)                                           76,000               588,271
Northern Trust                                                      4,000               326,250
Overseas Chinese Banking (Singapore)                                9,700                72,183
Royal Bank of Scotland Group (United Kingdom)                       9,735               229,905
Schwab (Charles)                                                   33,500               950,563
State Street Bank                                                   2,600               322,946
Sun Life Financial Services (Canada)                               11,996               320,011
Svenska Handelsbanken - A Shares (Sweden)                          10,412               178,223
Swiss Re (Switzerland)                                                 97               232,205
Takefuji (Japan)                                                      200                12,595
Toronto-Dominion Bank (Canada)                                      7,200               208,637
Washington Mutual                                                  50,400             2,674,350
Wells Fargo                                                        33,380             1,858,849
Zions Bancorp                                                      21,100             1,317,431
Zurich Financial Services (Switzerland)                               761               457,985
-------------------------------------------------------------------------------------------------
                                                                                     47,947,409
Buildings & Materials: 0.2%
-------------------------------------------------------------------------------------------------
Bouygues (France)                                                     790                35,813
CRH (Ireland)                                                      20,516               382,047
Insituform Technologies*                                            5,400               215,325
Lafarge SA (France)                                                 3,496               293,321
-------------------------------------------------------------------------------------------------
                                                                                        926,506
Business Services: 0.8%
-------------------------------------------------------------------------------------------------
Aegis Group (United Kingdom)                                       22,089                45,922
Convergys*                                                         10,700               484,844
Hotel Reservations Network*                                         3,900               110,663
Invensys (United Kingdom)                                          36,467                85,358
Learning Tree International*                                        5,900               292,050
Management Network Group*                                          10,700               127,063
NCO Group*                                                          4,000               121,500
On Assignment*                                                      6,800               193,800
Paychex                                                            13,800               671,025
ProBusiness Services*                                               3,100                82,344
Scansource*                                                         1,800                70,200
Sumitomo (Japan)                                                   16,300               117,187
Vivendi Universal - Sp ADR                                          8,170               533,603
-------------------------------------------------------------------------------------------------
                                                                                      2,935,559
Cable, Media & Publishing: 2.0%
-------------------------------------------------------------------------------------------------
Adelphia Communications Class A *                                  13,600               702,100
Asatsu-DK (Japan)                                                   1,200                28,863
AT&T - Liberty Media Class A*                                      37,500               508,594
Carlton Communications (United Kingdom)                            33,206               302,209
Citadel Communications*                                             7,700                92,400
Clear Channel Communications*                                      12,000               581,250
Echostar Communications*                                           12,500               284,375
EMAP (United Kingdom)                                               6,025                76,100
Entravision Communications*                                         8,600               158,025
Fuji Television Network (Japan)                                         7                48,734
Granada Media (United KIngdom)                                      5,211                33,124
Havas Advertising (France)                                         15,387               222,636
Information Holdings*                                               4,400               103,125
Mediaset SpA (Italy)                                                8,143                97,241
Omnicom Group                                                       5,100               422,663
Pegasus Communications*                                             2,800                72,100
Publicis Groupe (France)                                            4,458               150,745
Prosieben Sat.1 Media (Germany)                                     2,333                69,047
Radio One*                                                          4,200                44,888
Radio One - Class D*                                                8,400                92,400
Regent Communications*                                              8,000                47,500
Singapore Press Holdings (Singapore)                                1,000                14,768
Spanish Broadcasting System*                                          700                 3,150
The News Corporation                                                7,538               243,101
Time Warner                                                         3,300               172,392
Tribune                                                            25,000             1,056,250

                                                               Number                Market
Cable, Media & Publishing (Cont.)                              of Shares             Value
-------------------------------------------------------------------------------------------------
United Business Media (United Kingdom)                            10,414             $  132,393
Valuevision International*                                         3,300                 41,663
Viacom Class B*                                                   28,362              1,325,924
Wolters Kluwer (Netherlands)                                       5,198                141,825
WPP Group (United Kingdom)                                        25,507                332,855
-------------------------------------------------------------------------------------------------
                                                                                      7,602,440
Chemicals: 1.4%
-------------------------------------------------------------------------------------------------
Akzo Nobel (Netherlands)                                          10,818                581,384
Avery Dennison                                                    12,300                674,963
BOC Group (United Kingdom)                                        23,145                352,053
Celanese (Germany)                                                     1                     18
Dow Chemical                                                      25,100                919,288
DuPont(E.I.)deNemours                                             12,900                623,231
Imperial Chemical Industries (United Kingdom)                      6,200                 51,141
Pharmacia                                                         36,300              2,214,300
                                                                                      5,416,378
Computers & Technology: 6.7%
-------------------------------------------------------------------------------------------------
Adobe Systems                                                      8,200                477,138
Airgate PCS*                                                       4,000                142,000
America Online*                                                   14,700                511,560
American Superconductor*                                           2,600                 74,263
Automatic Data Processing                                          4,200                265,913
Avocent*                                                           3,600                 97,200
Aware*                                                             5,800                102,950
BEA Systems*                                                       9,800                659,663
BMC Software*                                                     39,700                555,800
Brocade Communications Systems*                                    8,252                757,637
Carreker-Antinori*                                                 8,000                278,000
Centillium*                                                        2,800                 62,300
Ceragon Networks*                                                  2,700                 32,569
Cisco Systems*                                                    61,100              2,337,075
Click Commerce*                                                    5,900                123,163
Computer Associates International                                 32,100                625,950
Comverse Technology*                                               6,700                727,788
DDI*                                                               3,700                100,825
Dell Computer*                                                    41,800                728,888
Dendrite International*                                            6,000                134,250
Docent *                                                           4,200                 36,750
Eclipsys*                                                          5,100                124,950
Electronic Data Systems                                           26,000              1,501,500
Electronics Arts*                                                  9,600                409,200
EMC*                                                              28,500              1,894,120
Fujitsu (Japan)                                                      400                  5,891
Gateway*                                                          13,400                241,066
Hall, Kinion & Associates*                                         5,800                116,725
i2 Technologies*                                                   9,600                522,000
Igen International*                                                1,200                 14,775
I-MANY*                                                            2,700                 33,581
Informatica*                                                         400                 15,825
Inrange Technologies*                                              2,800                 47,425
International Business Machines                                   15,300              1,300,500
Juniper Networks*                                                  3,000                378,188
Kronos*                                                            4,400                136,125
L90*                                                               6,300                 27,169
Lantronix*                                                         9,200                 58,650
Lexmark International Group*                                      15,200                673,550
Linear Technology                                                 17,900                827,875
Macrovision*                                                       3,100                229,448
Manhattan Associates*                                              2,800                119,350
Manufacturers Services*                                            8,700                 57,638
Manugistics Group*                                                 5,500                313,500
Mapinfo*                                                           1,300                 61,425
Metasolv Software*                                                 3,500                 31,938
Microsoft*                                                        59,000              2,566,500
Misys (United Kingdom)                                            25,234                248,526
Multex.com*                                                        5,300                 70,225
Netegrity*                                                         1,750                 95,156
Oracle*                                                           25,500                741,094
Parametric Technology*                                            68,900                925,844
Safenet*                                                           1,500                 70,500
SAP AG (Germany)                                                   1,102                128,388
SAP AG-VORZUG (Germany)                                            1,690                241,352
SeaChange International*                                           3,100                 62,969
Siebel Systems*                                                   13,000                880,750
SkillSoft*                                                         4,900                 91,875
Stratos Lightwave*                                                 2,200                 37,538

                         Global Asset Allocation Fund 9

                                                               Number                Market
Computers & Technology (Cont.)                                 of Shares             Value
-------------------------------------------------------------------------------------------------
Sun Microsystems*                                                 21,200            $   590,950
Support.Com*                                                       1,900                 38,475
T/R Systems*                                                       3,600                 22,950
VeriSign*                                                          6,000                445,125
Veritas Software*                                                  9,276                811,650
Watchguard Technologies*                                           1,700                 53,763
-------------------------------------------------------------------------------------------------
                                                                                     26,097,726
Consumer Products: 2.2%
-------------------------------------------------------------------------------------------------
Avon Products                                                     15,600                746,850
Corning                                                            7,300                385,531
Estee Lauder Class A                                              11,300                495,081
Kimberly-Clark                                                     7,000                494,830
Shiseido (Japan)                                                  10,000                111,514
Tyco International                                               109,060              6,052,830
Yankee Candle*                                                    10,200                112,838
-------------------------------------------------------------------------------------------------
                                                                                      8,399,474
Consumer Services: 0.0%
-------------------------------------------------------------------------------------------------
Education Management*                                              3,500                125,125
-------------------------------------------------------------------------------------------------

Electronics & Electrical Equipment: 3.6%
-------------------------------------------------------------------------------------------------
Act Manufacturing *                                                9,500                149,625
Aeroflex*                                                         14,550                419,449
Agilent Technologies*                                                  1                     55
Alpha Industries*                                                  3,800                140,600
ARM Holdings (United Kingdom)*                                     8,438                 64,174
Benchmark Electronics*                                             2,500                 56,406
Chartered Semiconductor (Singapore)*                              47,000                128,515
Chubb (United Kingdom)*                                           13,226                 30,760
Credence Systems*                                                  1,800                 41,400
Emerson Electric                                                  14,150              1,115,197
Exar*                                                              9,100                281,958
FirstEnergy                                                       16,600                523,938
Galileo Technology*                                                7,000                 94,500
General Electric                                                 144,600              6,931,763
General Motors-Class H*                                           12,200                280,600
GSI Lumonics*                                                      5,900                 47,200
Intel                                                              7,000                211,750
Keithley Instruments                                               1,200                 51,675
Kent Electronics*                                                  4,000                 66,000
Kidde (United Kingdom)*                                           13,226                 14,243
LTX*                                                              11,400                147,666
Micrel*                                                            2,100                 70,744
Molecular Devices*                                                 2,200                150,563
Motorola                                                          13,430                271,958
Murata Manufacturing (Japan)                                         600                 70,320
NEC (Japan)                                                        5,641                103,115
Oak Technology*                                                    1,600                 13,900
Pemstar*                                                           5,900                 51,994
Philips Electronics (Netherlands)                                  7,610                278,992
Photon Dynamics*                                                   3,900                 87,750
PMC - Sierra*                                                      5,300                416,713
Rudolph Technologies*                                              2,400                 72,450
Samsung Electronics (South Korea)                                  2,457                306,881
Signal Technology*                                                 5,300                 53,000
Silicon Laboratories*                                              3,400                 48,875
Sipex*                                                             9,600                229,800
Smiths Industries (United Kingdom)                                10,753                129,627
SMTC Corporation*                                                  3,900                 53,138
Solectron*                                                         3,000                101,700
Sony (Japan)                                                       3,600                248,743
Trimble Navigation*                                                7,300                175,200
TTM Technologies*                                                  8,900                126,269
Universal Electronics*                                             5,600                 86,450
Veeco Instruments*                                                   900                 36,113
Venture Manufacturing (Singapore)                                  3,000                 20,075
-------------------------------------------------------------------------------------------------
                                                                                     14,001,844
Energy: 5.9%
-------------------------------------------------------------------------------------------------
Anadarko Petroleum                                                 7,800                554,424
Apache                                                            11,500                805,719
Baker Hughes                                                      17,400                723,188
BP Amoco ADR                                                      14,200                679,825
BP Amoco (United Kingdom)                                         75,873                609,385
Conoco                                                            21,980                629,178
Conoco Class B                                                    28,100                813,144

                                                               Number               Market
Energy (Cont.)                                                 of Shares            Value
-------------------------------------------------------------------------------------------------
El Paso Energy                                                    24,885            $ 1,782,388
Enron                                                             25,800              2,144,625
Ente Nazionale Idrocarburi SpA (Italy)                           127,690                815,804
Exxon Mobil                                                       52,437              4,558,742
NiSource                                                          19,500                599,625
Petroleo Brasiliero ADR*                                           5,827                147,132
R & B Falcon*                                                      6,500                149,094
Royal Dutch Petroleum                                             36,300              2,198,419
Schlumberger                                                       7,567                604,887
Shell Transport & Trading (United Kingdom)                       140,629              1,150,515
Suncor Energy (Canada)                                             6,196                158,263
Tosco                                                             19,105                648,376
Total Fina Elf SA (France)                                        10,879              1,619,064
Transocean Sedco Forex                                            24,200              1,113,200
Williams                                                          11,530                460,479
-------------------------------------------------------------------------------------------------
                                                                                     22,965,476
Environmental Services: 0.4%
-------------------------------------------------------------------------------------------------
Applera Corp-Pe Biosystems                                         9,200                865,375
Waste Connections*                                                 5,200                171,925
Waste Management                                                  23,300                646,575
-------------------------------------------------------------------------------------------------
                                                                                      1,683,875
Food, Beverage & Tobacco: 3.1%
-------------------------------------------------------------------------------------------------
Anheuser Busch                                                    13,400                609,700
Companhia De Bebidas - ADR                                         3,800                 97,850
Coca Cola                                                         31,600              1,925,625
Coca-Cola Enterprises                                             26,600                505,400
Compagnie Financiere Richemont AG (Switzerland)                      164                438,068
Diageo (United Kingdom)                                            1,614                 18,045
Groupe Danone (France)                                             1,588                239,616
Nestle SA (Switzerland)                                              324                754,649
PepsiCo                                                           53,170              2,635,238
Philip Morris                                                     38,400              1,689,600
Quaker Oats                                                       18,190              1,771,251
Ralston-Purina Group                                               9,100                237,738
Sysco                                                             32,200                966,000
Tesco (United Kingdom)                                            80,526                329,099
-------------------------------------------------------------------------------------------------
                                                                                     12,217,879
Healthcare & Pharmaceuticals: 8.3%
-------------------------------------------------------------------------------------------------
Accredo Health*                                                    5,600                281,050
Albany Molecular Research*                                         3,300                203,363
Angiotech Pharmaceuticals*                                         2,100                 96,600
Allergan                                                          12,000              1,161,750
American Home Products                                            44,570              2,832,424
Amgen*                                                             2,600                166,238
Amsurg*                                                            5,000                121,875
Arthrocare*                                                        7,200                140,400
AstraZeneca (United Kingdom)                                      14,522                731,307
Aventis (France)                                                  11,431              1,004,192
Baxter International                                               5,000                441,563
Biosite Diagnostics*                                               4,700                190,056
Bristol-Myers Squibb                                              32,630              2,412,581
Cardinal Health                                                    4,600                458,275
Cephalon*                                                          7,570                479,298
Charles River Laboratories*                                        1,300                 35,588
CIMA Labs*                                                         2,400                156,150
Cyberonics*                                                        3,900                 90,675
Discovery Partners*                                                5,800                 70,325
Eisai (Japan)                                                      6,000                209,910
Elan (Ireland)*                                                    5,410                263,298
Fujisawa Pharmaceutical (Japan)                                    3,000                 99,182
Genaissance Pharmaceuticals*                                         900                 16,200
Genentech*                                                         9,600                782,400
GlaxoSmithKline (United Kingdom)*                                 12,087                341,320
Hooper Holmes                                                      6,900                 76,314
Idexx Laboratories*                                                4,200                 92,400
Ilex Oncology*                                                     2,200                 57,888
Invitrogen*                                                        2,000                172,750
Johnson & Johnson                                                 35,900              3,771,744
KV Pharmaceutical Class A*                                         2,200                 55,000
Lifepoint Hospitals*                                               4,200                210,525
Lilly (Eli)                                                        8,700                809,644
McKesson HBOC                                                      6,900                247,641
Medicines Company*                                                 1,400                 28,700
Medicis Pharmaceutical*                                            2,125                125,641
Medtronic                                                            800                 48,300

                         Global Asset Allocation Fund 10

                                                               Number                Market
Healthcare & Pharmaceuticals (Cont.)                           of Shares             Value
-------------------------------------------------------------------------------------------------
Merck & Company                                                   36,100            $ 3,379,863
Neurocrine Biosciences*                                            5,600                185,500
Noven Pharmaceuticals*                                             3,100                115,863
Pediatrix Medical Group*                                           5,900                141,969
Pfizer                                                            45,250              2,081,500
Pharmaceutical Product Development*                                5,200                258,375
Priority Healthcare*                                              10,300                420,369
Professional Detailing*                                            4,200                444,216
Province Healthcare*                                              11,050                435,094
Regeneration Technologies*                                         5,300                 75,525
Rehabcare Group*                                                   9,700                498,338
ResMed*                                                            4,000                159,500
Respironics*                                                       2,100                 59,850
Smith & Nephew (United Kingdom)                                    4,600                 21,638
St Jude Medical*                                                  15,800                970,713
Sankyo (Japan)                                                     4,000                 95,859
Sanofi-Synthelabo (France)                                        11,227                748,931
Schering-Plough                                                   21,200              1,203,100
Serologicals*                                                      7,400                111,463
Serono (Switzerland)                                                 450                432,559
Shionogi (Japan)                                                   1,000                 20,379
Sunrise Assisted Living*                                           3,500                 87,500
Takeda Chemical Industries (Japan)                                 3,000                177,374
Transkaryotic Therapies*                                           2,300                 83,806
Triad Hospitals*                                                   2,300                 74,894
Trimeris*                                                          1,300                 71,338
UnitedHealth Group                                                21,400              1,313,425
Xoma*                                                              9,100                 88,725
-------------------------------------------------------------------------------------------------
                                                                                     32,240,233
Industrial Machinery: 0.1%
-------------------------------------------------------------------------------------------------
Advanced Energy Industries*                                        1,800                 40,500
Caterpillar                                                        5,900                279,144
Helix Technology                                                   1,100                 26,039
Sandvik (Sweden)                                                   8,075                194,279
-------------------------------------------------------------------------------------------------
                                                                                        539,962
Leisure, Lodging & Entertainment: 0.9%
-------------------------------------------------------------------------------------------------
California Pizza Kitchen*                                          3,000                 84,750
EMI Group (United Kingdom)                                         7,801                 64,113
Granada Compass (United Kingdom)                                  55,340                593,873
Grupo Televisa SA GDR*                                             2,645                118,860
McDonald's                                                        21,700                737,800
Nintendo (Japan)                                                   1,100                173,079
Nippon Television Network (Japan)                                    600                203,087
P.F. Chang's China Bistro*                                         1,640                 51,558
Television Francaise (France)                                      4,698                253,805
The Cheesecake Factory*                                            3,100                118,963
Walt Disney                                                       31,600                914,425
-------------------------------------------------------------------------------------------------
                                                                                      3,314,313
Metals & Mining: 0.1%
-------------------------------------------------------------------------------------------------
Alcoa                                                              7,000                234,500
Pohang Iron & Steel (South Korea)                                    250                 15,119
Pohang Iron & Steel Ltd.-ADR                                       3,300                 51,356
Rio Tinto Limited (Australia)                                      1,900                 31,117
Rio Tinto (United Kingdom)                                         5,919                103,754
-------------------------------------------------------------------------------------------------
                                                                                        435,846
Miscellaneous: 0.0%
-------------------------------------------------------------------------------------------------
CoorsTek*                                                          3,500                109,813
-------------------------------------------------------------------------------------------------

Packaging & Containers: 0.1%
-------------------------------------------------------------------------------------------------
Smurfit-Stone Container*                                          13,740                205,241
-------------------------------------------------------------------------------------------------

Paper & Forest Products: 0.2%
-------------------------------------------------------------------------------------------------
Boise Cascade                                                      9,825                330,366
Stora Enso Oyj - R Shares (Finland)                               16,007                189,496
Weyerhaeuser                                                       8,025                407,269
-------------------------------------------------------------------------------------------------
                                                                                        927,131
Real Estate: 0.3%
-------------------------------------------------------------------------------------------------
Boston Properties                                                 11,700                508,950
Cheung Kong (Hong Kong)                                           41,000                524,347
Costar Group*                                                      6,300                148,838
-------------------------------------------------------------------------------------------------
                                                                                      1,182,135

                                                               Number                Market
Retail: 1.9%                                                   of Shares             Value
-------------------------------------------------------------------------------------------------
99 Cents Only Stores*                                              3,382            $    92,582
American Eagle Outfitters*                                         4,000                169,000
Ameriking*                                                            75                     75
Bulgari (Italy)                                                    5,108                 62,870
Cost Plus*                                                         5,775                169,641
CVS Corporation                                                   12,200                731,238
Factory 2-U Stores*                                                5,728                189,740
Fast Retailing (Japan)                                               400                 78,296
Federated Department Stores*                                      15,500                542,500
Kenneth Cole Productions*                                          2,900                116,725
Lowe's Companies                                                  15,700                698,650
Metro (Germany)                                                    3,262                149,869
Radioshack                                                        13,300                569,406
Sears, Roebuck                                                    14,600                507,350
Staples*                                                          39,700                468,956
The Swatch Group (Switzerland)                                       275                 71,677
The Swatch Group AG B (Switzerland)                                  174                217,111
TOO*                                                               2,800                 35,000
Tweeter Home Entertainment Group*                                  4,770                 58,134
Wal-Mart Stores                                                   25,400              1,349,375
Walgreen                                                          19,700                823,706
Wet Seal*                                                          5,000                102,813
-------------------------------------------------------------------------------------------------
                                                                                      7,204,714
Telecommunications: 3.9%
-------------------------------------------------------------------------------------------------
Alltel                                                            15,670                978,396
Alamosa PCS Holdings*                                              5,700                 45,600
Anaren Microwave*                                                  3,300                221,719
Apropos Technology*                                                3,100                 22,088
A T & T Wireless Group*                                           33,700                583,431
BCE                                                                7,471                216,192
BCE (Canada)                                                       7,401                213,721
Boston Communications Group*                                       6,700                186,763
Cable & Wireless (United Kingdom)                                 19,169                258,603
China Telecom (Hong Kong)*                                        29,000                158,391
Choice One Communications*                                         3,400                 31,663
Dycom*                                                             2,625                 94,336
Focal Communications*                                              3,500                 24,500
Korea Telecom - ADR                                                4,822                149,482
Lexent*                                                            3,800                 65,075
Lightpath Technologies*                                            2,800                 38,850
MCK Communications*                                               16,100                135,844
Network Appliance*                                                 7,900                507,452
Nextel Communications*                                            14,400                356,400
Nokia Oyj (Finland)                                               25,588              1,141,957
Nortel Networks (Canada)                                           7,700                247,774
Nortel Networks                                                   19,700                631,631
NTT DoCoMo (Japan)                                                    14                241,221
PECO II*                                                           2,900                 75,038
Powerwave Technologies*                                            1,000                 58,500
Price Communications*                                              9,578                161,030
Proxim*                                                            3,600                154,800
Qualcomm*                                                          9,400                772,563
Qwest Communications International*                                7,600                311,600
Rural Cellular*                                                    1,400                 41,475
Saga Communications*                                               5,185                 77,127
SBA Communications*                                                4,900                201,206
SBC Communications                                                71,600              3,418,900
Somera Communications*                                             8,000                 69,500
Sprint*                                                           22,000                449,625
Telefonos De Mexico SA                                             2,272                102,524
Tollgrade Communications*                                          3,200                116,800
Verizon Communications                                            27,100              1,358,388
Vodafone Group (United Kingdom)                                  359,006              1,318,205
World Access Series D*                                                 7                  1,960
-------------------------------------------------------------------------------------------------
                                                                                     15,240,330
Textiles, Apparel & Furniture: 0.1%
-------------------------------------------------------------------------------------------------
Coach*                                                             4,800                138,000
Gucci Group NV - NY Reg Shares                                     3,464                306,564
-------------------------------------------------------------------------------------------------
                                                                                        444,564
Transportation & Shipping: 0.3%
-------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe                                      19,680                557,190
Deutsche Post (Germany)*                                           6,700                144,218
EGL*                                                               5,600                134,050
Expeditors International                                           4,000                214,750


                         Global Asset Allocation Fund 11

                                                               Number                Market
Transportation & Shipping (Cont.)                              of Shares             Value
-------------------------------------------------------------------------------------------------
MTR (Hong Kong)*                                                   7,000           $     12,250
Southwest Airlines                                                 1,900                 63,707
UTI Worldwide*                                                     4,400                 88,550
-------------------------------------------------------------------------------------------------
                                                                                      1,214,715
Utilities: 2.0%
-------------------------------------------------------------------------------------------------
Cinergy                                                           19,100                670,888
CMS Energy                                                        30,700                972,806
Entergy                                                           30,900              1,307,456
FPL Group                                                          2,200                157,850
Hong Kong & China Gas (Hong Kong)                                 37,000                 54,316
Hong Kong Electric (Hong Kong)                                    34,500                127,390
Iberdrola S.A. (Spain)                                            12,024                150,817
Korea Electric Power (South Korea)                                 8,540                159,323
Nippon Telegraph & Telephone (Japan)                                  94                676,626
Progress Energy                                                   15,100                742,731
Reliant Energy                                                    22,100                957,206
Scottish Power (United KIngdom)                                   40,586                319,295
Sprint                                                            25,700                522,031
Telefonica (Spain)*                                               13,676                226,147
TXU                                                               13,880                615,058
-------------------------------------------------------------------------------------------------
                                                                                      7,659,940
Total Common Stock: 57.4%
(Cost $ 172,914,028)                                                                223,210,907
-------------------------------------------------------------------------------------------------

Preferred Stocks:
-------------------------------------------------------------------------------------------------
Ameriking PIK 13.00%                                               4,831                  6,039
California Federal 9.125%                                          4,000                 92,750
Chevy Chase 10.37%                                                   670                 34,924
Citadel Broadcasting PIK 13.00%                                      610                 57,156
CSC Holdings PIK 11.125%                                             408                 43,391
CSC Holdings PIK 11.75%                                                5                    536
First Rep Cap 10.50% 144A                                          1,000                 88,750
Intermedia Communications PIK 13.50%                               1,220                 61,303
Nebco Evans Holding PIK 11.25%                                        10                      4
Nextel Communications PIK 11.125%                                      3                    256
Nextel Communications PIK 13.00%                                     341                 33,008
Paxson Communications PIK 13.25%                                     799                 72,943
Public Service New Hampshire 10.60%                                  527                 12,253
R&B Falcon PIK 13.875%                                               621                 80,021
XO Communications Preferred PIK 13.50%                               273                 12,604
XO Communications Preferred PIK 14.00%                                56                  1,694
-------------------------------------------------------------------------------------------------

Total Preferred Stock: 0.2%
(Cost $789,186)                                                                         597,632
-------------------------------------------------------------------------------------------------
Warrants/Rights:
-------------------------------------------------------------------------------------------------
Anker Coal Group*                                                      4                      0
Birch Telecom Warrants*                                               30                  1,650
Cellnet Data Systems*                                              1,708                     78
Diva Systems Warrants*                                               510                  4,080
Epic Resorts*                                                         30                      0
Firstworld Comm Warrants*                                            140                  1,260
Globalstar Telecom*                                                  206                      7
Jostens Warrants*                                                    170                  1,800
KMC Telecom Holdings*                                                125                     31
Knology Holdings Warrant*                                              0                    330
Mediq*                                                                40                      0
MGC Communication Warrants*                                           80                  3,001
Ntelos Warrants*                                                     126                     70
Onepoint Communications Warrants*                                     12                  1,700
Orbital Imaging*                                                     350                    365
Railamerica Warrants*                                              1,411                  1,300
Startec Global*                                                       50                     26
Telehub Communications*                                              499                     15
Ubiquitel Warrants*                                                  775                  2,600
-------------------------------------------------------------------------------------------------

Total Warrants/Rights: 0.0%
(Cost $30,044)                                                                           18,313
-------------------------------------------------------------------------------------------------

Options
-------------------------------------------------------------------------------------------------
USD Call on JGB 10 year, strike 105                           10,000,000              2,583,465
USD Call on Japanese Yen, strike 112.50                       11,269,920                205,338
USD Call on Euros, strike 0.93                                 6,438,000                142,147
-------------------------------------------------------------------------------------------------

Total Options: 0.7%
(Cost $2,745,012)                                                                     2,930,950
-------------------------------------------------------------------------------------------------

                                                               Par                   Market
Repurchase Agreement                                           Amount                Value
-------------------------------------------------------------------------------------------------
J. P. Morgan, dated 12/29/00, 6.40%,
maturing 1/2/01, collateralized by $13,200,000
Federal Home Loan Bank, 6.375%, 11/15/02,
market value $13,486,550                                     $13,218,000            $13,218,000
-------------------------------------------------------------------------------------------------

Total Repurchase Agreement: 3.4%
(Cost $13,218,000)                                                                   13,218,000
-------------------------------------------------------------------------------------------------
Money Market Instruments:
-------------------------------------------------------------------------------------------------
Lehman Brothers Holdings
6.695% 1/31/01                                                 2,410,000              2,396,710
Svenska Handelsbanken NY
7.075% 7/23/01                                                   920,000                924,047
-------------------------------------------------------------------------------------------------

Total Money Market Instruments: 0.9%
(Cost $ 3,316,491)                                                                    3,320,757
-------------------------------------------------------------------------------------------------

Total Investments: 98.9%
(Cost $335,867,124)                                                                 384,746,889
-------------------------------------------------------------------------------------------------

Short Sales:
-------------------------------------------------------------------------------------------------
Federal National Mortgage Association
6.50% 1/1/31                                                  (1,670,582)           (1,647,612)
Government National Mortgage Association
8.00% 1/1/31                                                  (1,298,000)           (1,330,450)
-------------------------------------------------------------------------------------------------

Total Short Sales: (0.8%)
(Proceeds $2,973,278)                                                               (2,978,062)
-------------------------------------------------------------------------------------------------
Other Asset over Liabilities: 1.9%                                                    7,235,491
-------------------------------------------------------------------------------------------------

Net Assets: 100.0%
-------------------------------------------------------------------------------------------------
(Equivalent to $14.782 per share based on
26,316,958 shares issued and outstanding)                                          $389,004,318
-------------------------------------------------------------------------------------------------

Components of Net Assets at December 31, 2000:
-------------------------------------------------------------------------------------------------
Common Stock, par value $.01 per share 50,000,000 authorized shares                $    263,170
Paid in capital in excess of par value of shares issued                             310,016,022
Accumulated net realized gain on investments and futures contracts                   26,909,819
Net unrealized appreciation of investments, foreign
 currencies, and futures contracts                                                   51,815,307
-------------------------------------------------------------------------------------------------
Total Net Assets                                                                   $389,004,318
-------------------------------------------------------------------------------------------------

*    Non-income producing security.
**   Security is currently in default.
*** Par amounts for foreign debt are expressed in local currency unless otherwise noted.
     ADR  - American Depositary Receipt
     GDR  - Global Depositary Receipt
     PIK  - Pay in kind security.
     (1) Zero Coupon Security as of December 31, 2000. The coupon shown is the step-up rate.
     (2) Zero Coupon Security - The interest rate shown is the effective yield at the time of purchase.
     (+) Fully or partially pledged as collateral for open futures contracts. (++) Undistributed net investment income includes net realized gains
          (losses) on foreign curriencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes to financial statements.

                         Global Asset Allocation Fund 12

Lincoln National Global Asset Allocation Fund, Inc.

Statement of Operations

Year ended December 31, 2000

Investment income:
 Interest                                                              $ 11,397,356
-------------------------------------------------------------------------------------
 Dividends                                                                3,567,834
-------------------------------------------------------------------------------------
 Less: Foreign withholding tax                                              (81,236)
-------------------------------------------------------------------------------------
  Total investment income                                                14,883,954
-------------------------------------------------------------------------------------

Expenses:
 Management fees                                                          3,114,714
-------------------------------------------------------------------------------------
 Custody fees                                                               351,211
-------------------------------------------------------------------------------------
 Accounting fees                                                            341,865
-------------------------------------------------------------------------------------
 Printing and postage                                                       139,901
-------------------------------------------------------------------------------------
 Professional fees                                                           36,107
-------------------------------------------------------------------------------------
 Directors fees                                                               4,200
-------------------------------------------------------------------------------------
 Other                                                                       70,395
-------------------------------------------------------------------------------------
                                                                          4,058,393
-------------------------------------------------------------------------------------
 Less expenses paid indirectly                                              (18,593)
-------------------------------------------------------------------------------------
  Total expenses                                                          4,039,800
-------------------------------------------------------------------------------------
Net investment income                                                    10,844,154
-------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments,
futures contracts, and foreign currency:
 Net realized gain (loss) on:
-------------------------------------------------------------------------------------
  Investment transactions                                                38,479,481
-------------------------------------------------------------------------------------
  Futures contracts                                                     (12,196,030)
-------------------------------------------------------------------------------------
  Foreign currency transactions                                         (11,583,187)
-------------------------------------------------------------------------------------
  Net realized gain on investments, futures
  contracts, and foreign currency transactions                           14,700,264)
-------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of:
  Investments and futures contracts                                     (51,824,015)
-------------------------------------------------------------------------------------
  Foreign currency                                                        1,754,975
-------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of investments,
  futures contracts, and foreign currency                               (50,069,040)
-------------------------------------------------------------------------------------
Net realized and unrealized loss on investments,
futures contracts, and foreign currency                                 (35,368,776)
-------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                              ($24,524,622)
-------------------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                                 Year ended       Year ended
                                                                 12/31/00         12/31/99
                                                                 -------------------------------
Changes from operations:
 Net investment income                                           $  10,844,154    $   9,981,044
------------------------------------------------------------------------------------------------
 Net realized gain on investment transactions,
 futures contracts, and foreign currency transactions               14,700,264       33,652,307
------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation /depreciation
 of investments, futures contracts, and foreign currency           (50,069,040)       8,251,741
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (24,524,622)      51,885,092
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                      --       (8,090,100)
------------------------------------------------------------------------------------------------
 Net realized gain on investment transactions                      (30,595,889)     (13,318,486)
------------------------------------------------------------------------------------------------
  Total distributions to shareholders                              (30,595,889)     (21,408,586)
------------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from capital share transactions                          (46,678,710)     (29,826,853)
------------------------------------------------------------------------------------------------
 Total increase (decrease) in net assets                          (101,799,221)         649,653
------------------------------------------------------------------------------------------------
Net Assets, beginning of year                                      490,803,539      490,153,886
------------------------------------------------------------------------------------------------
Net Assets, end of year                                          $ 389,004,318    $ 490,803,539
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         Global Asset Allocation Fund 13

Lincoln National Global Asset Allocation Fund, Inc.
Financial Highlights
(Selected data for each capital share outstanding throughout the year)


                                                   Year ended December 31,
                                                   2000(2)     1999(2)       1998(2)      1997         1996
                                                   ---------------------------------------------------------------
Net asset value, beginning of year                 $  16.793   $   15.759    $  15.628    $  14.226    $  13.391

Income (loss) from investment operations:
   Net investment income                               0.393        0.323        0.357)       0.383        0.392
   Net realized and unrealized gain (loss) on
      investments, futures contracts,
      and foreign currency                            (1.259)       1.409        1.585        2.205        1.522
                                                   ---------------------------------------------------------------
   Total from investment operations                   (0.866)       1.732        1.942        2.588        1.914
                                                   ---------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income                   --       (0.266)      (0.589)          --       (0.392)
   Distributions from net realized gain on
      investment transactions                         (1.145)      (0.432)      (1.222)      (1.186)      (0.687)
                                                   ---------------------------------------------------------------
Total dividends and distributions                     (1.145)      (0.698)      (1.811)      (1.186)      (1.079)
                                                   ---------------------------------------------------------------
Net asset value, end of year                       $  14.782   $   16.793    $  15.759    $  15.628    $  14.226
                                                   ---------------------------------------------------------------

Total Return(1)                                       (5.44%)      11.36%       13.50%       19.47%       15.04%

Ratios and supplemental data:
   Ratio of expenses to average net assets             0.94%        0.91%        0.91%        0.89%        1.00%
   Ratio of net investment income
      to average net assets                            2.51%        2.05%        2.36%        2.77%        2.93%
   Portfolio Turnover                                   154%         134%         134%         178%         167%
   Net assets, end of year (000 omitted)           $389,004     $490,804     $490,154     $438,090     $316,051

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) The average shares outstanding method has been applied for per share information.

See accompanying notes to financial statements.

                         Global Asset Allocation Fund 14

Lincoln National Global Asset Allocation Fund, Inc.

Notes to Financial Statements

December 31, 2000

The Fund: Lincoln National Global Asset Allocation, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service, and such prices are believed to reflect the fair value of such securities. Options purchased are valued at the last bid price. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the Statement of Operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of such assets and liabilities at the end of the period resulting from changes in the exchange rates.

Options: The Fund may purchase or write options that are exchange traded to hedge fluctuation risks in the price of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. The Fund did not write any options during the year ended December 31, 2000.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposits in certain non-interest bearing accounts. For the year ended December 31, 2000, the custodial fees offset arrangements amounted to $18,593.

                         Global Asset Allocation Fund 15

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee which is calculated daily at the rate of 0.75% of the first $200 million of net assets of the Fund, 0.70% of the next $200 million and 0.68% of net assets of the Fund in excess of $400 million. The sub-advisor, Putnam Investments, is paid directly by the Advisor.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 2000 are as follows:

     Aggregate        Aggregate        Gross             Gross              Net
     Cost of          Proceeds         Unrealized        Unrealized         Unrealized
     Purchases        from Sales       Appreciation      Depreciation       Appreciation
     -----------------------------------------------------------------------------------
     $661,768,962     $738,328,131     $67,680,223       ($16,029,088)      $51,651,135

                         Global Asset Allocation Fund 16

4. Supplemental Financial Instrument Information

Forward Foreign Currency Contracts: The Fund may enter into forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counterparties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at December 31, 2000 were as follows:

     Contracts to        Foreign                   U.S. Cost                       Unrealized
     Receive (Deliver)   Currency                 (Proceeds)    Settlement Dates   Gain (Loss)
     ------------------------------------------------------------------------------------------
          14,493,528     Australian Dollar       $  7,901,304   March 2001         $   166,547
           (946,800)     Australian Dollar           (513,359)  March 2001            (13,679)
          3,845,500)     Canadian Dollar            2,501,138)  March 2001              67,472
         (5,286,500)     Canadian Dollar           (3,436,353)  March 2001            (94,776)
              28,089     Danish Kroner                  3,517   January 2001                20
           4,459,076     Danish Kroner                528,953   March 2001              33,922
               4,284     European Monetary Unit         4,025   January 2001                 1
          53,052,810     European Monetary Unit    47,189,053   March 2001           2,828,447
        (42,550,000)     European Monetary Unit   (40,115,587)  March 2001         (2,176,524)
        (67,700,000)     Greek Drakma                (174,126)  March 2001            (12,660)
          67,750,000     Greek Drakma                 174,164)  March 2001              12,760
         (3,840,000)     Hong Kong Dollar            (492,940)  March 2001                  41
     (3,018,828,380)     Japanese Yen             (27,630,160)  March 2001             874,884
       4,448,822,530     Japanese Yen              40,696,555   March 2001         (1,267,525)
              31,514     Great Britian Pound           47,076   January 2001                63
          11,684,900     Great Britian Pound       16,994,816   March 2001             504,669
         (4,424,400)     Great Britian Pound       (6,384,964)  March 2001           (241,085)
             160,000     New Zealand Dollar            67,680   March 2001               3,077
           (540,000)     Singapore Dollar            (312,862)  March 2001             (1,051)
              24,681     Swiss Francs                  15,055   January 2001               157
              90,360     Swiss Francs                  53,153   March 2001               2,909
         (1,010,000)     Swiss Francs                (594,118)  March 2001            (32,516)
         (8,992,990)     Swedish Krona               (938,725)  March 2001            (19,377)
                                                                                   -----------
                                                                                    $  635,776
                                                                                   ===========

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) The market value of investments pledged to cover margin requirements for open positions at December 31, 2000, was $5,087,288. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.
Financial futures contracts open at December 31, 2000 were as follows:

                                                      Notional                            Unrealized
     Contracts to purchase (deliver)              Cost (Proceeds)     Expiration Date    Gain (Loss)
     -----------------------------------------------------------------------------------------------
     (59) CAC 40 Index contracts                    ($3,097,937)        January 2001     ($ 203,125)
     (38) S&P 500 Index contracts                   (12,923,481)        March 2001          240,981
     (26) Russell 2000 Index contracts               (5,918,955)        March 2001         (435,445)
     (285) U.S. 10 Year Treasury note contracts     (29,191,076)        March 2001         (693,846)
     (4) Long Gilt contracts                           (649,476)        March 2001          (41,215)
     224 Long Gilt contracts                         36,946,658         March 2001        1,732,048)
     3 Ftse 100 Index contracts                         278,977         March 2001             (741)
     (25) Euro Eurobond contracts                    (2,731,531)        March 2001         (175,824)
     15 Euro Eurobond contracts                       1,413,503         March 2001          114,910
     90 Australian All Ords Index contracts           3,929,007         March 2001          133,043
     (8) Dax Index contracts                         (1,204,055)        March 2001          (17,360)
     (130) Japan 10 Year contracts                  (15,787,808)        March 2001          449,544
     55 Tokyo Price Index contracts                   6,884,298         March 2001         (714,926)
     (7) MIB 30 Index contracts                      (1,430,256)        March 2001          (14,678)
     347 SPI 200 Index contracts                     15,584,513         March 2001           76,948
                                                                                          ---------
                                                                                          $ 450,314
                                                                                          =========

                         Global Asset Allocation Fund 17

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The "Notional" amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At December 31, 2000, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at fair a price when it is necessary to liquidate such securities.

6. Summary of Changes From Capital Share Transactions

                                           Shares Issued Upon                                  Net Decrease
                     Capital               Reinvestment of         Capital Shares              Resulting From Capital
                     Shares Sold           Dividends               Redeemed                    Share Transactions
                     ---------------------------------------------------------------------------------------------------
                     Shares   Amount       Shares     Amount       Shares       Amount         Shares      Amount
                     ---------------------------------------------------------------------------------------------------
                 >
Year ended
  December 31, 2000: 244,323  $ 3,836,790  1,986,359  $30,595,889  (5,140,072)  ($81,111,389)  (2,909,390) ($46,678,710)

Year ended
  December 31, 1999: 645,023   10,154,048  1,365,709   21,408,586  (3,886,646)   (61,389,487)  (1,875,914)  (29,826,853)

7. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.


                         Global Asset Allocation Fund 18

Lincoln National Global Asset Allocation Fund, Inc.
Report of Ernst &Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Global Asset Allocation Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Global Asset Allocation Fund, Inc. (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Global Asset Allocation Fund, Inc. at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 5, 2001


                         Global Asset Allocation Fund 19